Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases [Abstract]
Summary of Roll-forward of Lease Right-of-use Assets
Below is the roll-forward of lease right-of-use assets:

Right-of-use assets
(in € millions)
Cost
At January 1, 2022	632
Increases	20
Exchange differences	23
At December 31, 2022	675
Increases	22
Decreases	(1)
Exchange differences	(12)
At December 31, 2023	684
Accumulated depreciation
At January 1, 2022	(195)
Depreciation charge	(59)
Exchange differences	(4)
At December 31, 2022	(258)
Depreciation charge	(56)
Impairment charge	(74)
Decreases	1
Exchange differences	3
At December 31, 2023	(384)
Cost, net accumulated depreciation
At December 31, 2022	417
At December 31, 2023	300

Summary of Impairment Charges for Lease Right-of-use Assets Explanatory	These charges are included in the consolidated statement of operations for the year ended December 31, 2023 as follows.

Twelve months ended December 31, 2023
(in € millions)
Cost of revenue	4
Research and development	46
Sales and marketing	13
General and administrative	11
Total	74
These charges are included in the consolidated statement of operations for year ended December 31, 2023 as follows. See Note 11 for additional information.

Twelve months ended December 31, 2023
(in € millions)
Cost of revenue	3
Research and development	29
Sales and marketing	10
General and administrative	7
Total	49

Summary of Roll-forward of Lease Liabilities
Below is the roll-forward of lease liabilities:

Lease liabilities	2023	2022
	(in € millions)
At January 1	613	623
Increases	22	20
Payments (1)	(104)	(96)
Interest expense	38	41
Lease incentives received (1)	2	2
Exchange differences	(13)	23
At December 31	558	613
(1)Included within the consolidated statement of cash flows

Summary of Maturity Analysis of Lease Liabilities
Below is the maturity analysis of lease liabilities:

Lease liabilities	December 31, 2023
Maturity Analysis	(in € millions)
Less than one year	105
One to five years	344
More than five years	294
Total lease commitments	743
Impact of discounting remaining lease payments	(185)
Lease incentives receivable	—
Total lease liabilities	558
Lease liabilities included in the consolidated statement of financial position
Current	65
Non-current	493
Total	558